UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23728

Fairway Private Equity & Venture Capital Opportunities Fund

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(Exact name of registrant as specified in charter)

One South Wacker Drive, Suite 1050

Chicago, IL 60606

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(Address of principal executive offices) (Zip code)

Kevin T. Callahan

Fairway Capital Management, LLC

One South Wacker Drive, Suite 1050

Chicago, IL 60606

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(Name and address of agent for service)

Registrant's telephone number, including area code: (872) 250-1260

Date of fiscal year end: March 31

Date of reporting period: July 1, 2021 - June 30, 2022

ITEM 1. PROXY VOTING RECORD:

Fairway Private Equity & Venture Capital Opportunities Fund
Proxy Voting Record
July 1, 2021 - June 30, 2022

			Shareholder	Brief Identification	Proposed	Did the	How did the Fund	Did the Fund Vote
	Ticker		Meeting	of the Matter	by Issuer or	Fund	Cast its Vote?	For or Against
Issuer Name	Symbol	CUSIP	Date	Voted On	Security Holder?	Vote?	For, Against, Abstain	Management?

The Carlyle Group Inc.	CG	14316J108	5/31/2022	Election to our Board of Directors of the four Class II director nominees named in the attached Proxy Statement for a three-year term.	Issuer	N	Did Not Vote
The Carlyle Group Inc.	CG	14316J108	5/31/2022	Ratification of Ernst & Young LLP (“Ernst & Young”) as Independent Registered Public Accounting Firm for 2022.	Issuer	N	Did Not Vote
The Carlyle Group Inc.	CG	14316J108	5/31/2022	Non-Binding Vote to Approve Named Executive Officer Compensation (“Say-on-Pay”).	Issuer	N	Did Not Vote
The Carlyle Group Inc.	CG	14316J108	5/31/2022	Shareholder Proposal to Reorganize the Board of Directors into One Class.	Security Holder	N	Did Not Vote

* The proxy was not voted by the Fund due to an administrative error, which has since been corrected.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairway Private Equity & Venture Capital Opportunities Fund

By (Signature and Title) /s/ Kevin T. Callahan

Kevin T. Callahan

President of the Trust

Date: August 24, 2022